UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund (Formerly BlackRock LifePath® Active Retirement Fund)

BlackRock LifePath® Smart Beta 2020 Fund (Formerly BlackRock LifePath® Active 2020 Fund)

BlackRock LifePath® Smart Beta 2025 Fund (Formerly BlackRock LifePath® Active 2025 Fund)

BlackRock LifePath® Smart Beta 2030 Fund (Formerly BlackRock LifePath® Active 2030 Fund)

BlackRock LifePath® Smart Beta 2035 Fund (Formerly BlackRock LifePath® Active 2035 Fund)

BlackRock LifePath® Smart Beta 2040 Fund (Formerly BlackRock LifePath® Active 2040 Fund)

BlackRock LifePath® Smart Beta 2045 Fund (Formerly BlackRock LifePath® Active 2045 Fund)

BlackRock LifePath® Smart Beta 2050 Fund (Formerly BlackRock LifePath® Active 2050 Fund)

BlackRock LifePath® Smart Beta 2055 Fund (Formerly BlackRock LifePath® Active 2055 Fund)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta Retirement Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 46.8%
iShares Edge MSCI Min Vol EAFE ETF	56,615	$3,576,370
iShares Edge MSCI Min Vol USA ETF	68,821	3,151,314
iShares Edge MSCI Multifactor International ETF	14,200	339,806
iShares Edge MSCI Multifactor USA Small-Cap ETF	18,800	663,076
iShares Global REIT ETF	3,300	83,193

		7,813,759

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 52.9%
iShares 20+ Year Treasury Bond ETF	10,734	$1,289,153
iShares Edge U.S. Fixed Income Balanced Risk ETF	61,330	6,112,148
iShares TIPS Bond ETF	12,668	1,446,432

		8,847,733
Total Affiliated Investment Companies (Cost — $16,378,581*) — 99.7%		16,661,492
Other Assets Less Liabilities — 0.3%		54,601

Net Assets — 100.0%		$16,716,093

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$16,409,220

Gross unrealized appreciation	$259,346
Gross unrealized depreciation	(7,074)

Net unrealized appreciation	$252,272

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK FUNDS II	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta Retirement Fund

(a)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	20,695	—	(20,695)	—	—	—		$7,564	$19,481
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11,344	—	(11,344)	—	—	—		92,794	(96,086)
BlackRock Commodity Strategies Fund, Institutional Class	86,706	—	(86,706)	—	—	—		(151,824)	140,803
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,165	—	(57,165)	—	—	—		(38,419)	39,052
BlackRock Equity Dividend Fund, Class K	12,679	—	(12,679)	—	—	—		23,201	(9,890)
BlackRock Global Long/Short Credit Fund, Class K	153,500	—	(153,500)	—	—	—		49,583	(55,260)
BlackRock Global Long/Short Equity Fund, Class K	53,006	—	(53,006)	—	—	—		(12,191)	13,251
BlackRock Inflation Protected Bond Portfolio, Class K	146,439	—	(146,439)	—	—	$728		(75,386)	45,526
BlackRock International Opportunities Portfolio, Institutional Class	61,551	—	(61,551)	—	—	—		(128,135)	66,243
BlackRock Liquidity Funds, T-Fund, Institutional Class	343,902	—	(343,902)[2]	—	—	264		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	157,616	—	(157,616)	—	—	2,914		17,280	(20,432)
iShares 20+ Year Treasury Bond ETF	—	12,494	(1,760)	10,734	$1,289,153	6,317		(1,938)	(7,074)
iShares Edge MSCI Min Vol EAFE ETF	—	61,415	(4,800)	56,615	3,576,370	72,875		1,256	85,711
iShares Edge MSCI Min Vol USA ETF	—	75,021	(6,200)	68,821	3,151,314	21,707		4,107	99,499
iShares Edge MSCI Multifactor International ETF	—	24,500	(10,300)	14,200	339,806	4,415		6,973	18,132
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	18,800	—	18,800	663,076	2,029		—	22,733
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	64,030	(2,700)	61,330	6,112,148	15,044		(375)	50,467
iShares Global REIT ETF	—	3,500	(200)	3,300	83,193	1,857		162	2,874
iShares International Developed Real Estate ETF	1,550	—	(1,550)	—	—	—		(8,400)	5,800
iShares TIPS Bond ETF	—	14,808	(2,140)	12,668	1,446,432	3,156		(565)	10,568
iShares U.S. Consumer Goods ETF	1,617	—	(1,617)	—	—	—		2,760	(7,698)
iShares U.S. Energy ETF	2,717	—	(2,717)	—	—	—		(20,514)	24,571
iShares U.S. Financials ETF	2,070	—	(2,070)	—	—	—		75,240	(61,035)
iShares U.S. Healthcare ETF	670	—	(670)	—	—	—		(1,769)	5,616
iShares U.S. Industrials ETF	1,317	—	(1,317)	—	—	—		25,791	(16,716)
iShares U.S. Real Estate ETF	512	—	(512)	—	—	—		(3,639)	1,987
iShares U.S. Technology ETF	1,149	—	(1,149)	—	—	—		12,755	(12,455)
Master Large Cap Growth Portfolio	$496,165	—	$(496,165)[2,3]	—	—	559		3,206	(116,868)
Master Small Cap Index Series	$632,224	—	$(632,224)[2,3]	—	—	665		(1,987)	(45,491)
Master Total Return Portfolio	$5,828,817	—	$(5,828,817)[2,3]	—	—	11,598		8,349	(38,184)
S&P 500 Index Master Portfolio	$186,835	—	$(186,835)[2,3]	—	—	390		71	(3,701)
SL Liquidity Series, LLC, Money Market Series	39,211	—	(39,211)[2]	—	—	1	[4]	—	—
Total					$16,661,492	$144,519		$(114,050)	$161,424

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$7,813,759	—	—	$7,813,759
Fixed Income Funds[1]	8,847,733	—	—	8,847,733

Total	$16,661,492	—	—	$16,661,492

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2017	3

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2020 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 57.1%
iShares Edge MSCI Min Vol EAFE ETF	78,628	$4,966,931
iShares Edge MSCI Min Vol USA ETF	99,927	4,575,657
iShares Edge MSCI Multifactor International ETF	135,600	3,244,908
iShares Edge MSCI Multifactor USA Small-Cap ETF	26,200	924,074
iShares Global REIT ETF	25,188	634,989

		14,346,559

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 43.4%
iShares 20+ Year Treasury Bond ETF	14,632	$1,757,303
iShares Edge U.S. Fixed Income Balanced Risk ETF	73,430	7,318,034
iShares TIPS Bond ETF	15,920	1,817,746

		10,893,083
Total Affiliated Investment Companies (Cost — $24,694,316*) — 100.5%		25,239,642
Liabilities in Excess of Other Assets — (0.5)%		(121,721)

Net Assets — 100.0%		$25,117,921

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$24,708,600

Gross unrealized appreciation	$541,128
Gross unrealized depreciation	(10,086)

Net unrealized appreciation	$531,042

BLACKROCK FUNDS II	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2020 Fund

(a)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	57,660	—	(57,660)	—	—	—		$(1,113)	$78,955
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	29,408	—	(29,408)	—	—	—		203,322	(211,261)
BlackRock Commodity Strategies Fund, Institutional Class	137,321	—	(137,321)	—	—	—		(213,428)	195,910
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	87,546	—	(87,546)	—	—	—		(59,599)	60,524
BlackRock Equity Dividend Fund, Class K	32,161	—	(32,161)	—	—	—		59,045	(24,955)
BlackRock Global Long/Short Credit Fund, Class K	143,057	—	(143,057)	—	—	—		46,079	(51,501)
BlackRock Global Long/Short Equity Fund, Class K	81,171	—	(81,171)	—	—	—		(18,669)	20,293
BlackRock Inflation Protected Bond Portfolio, Class K	184,945	—	(184,945)	—	—	$932		(124,610)	86,985
BlackRock International Opportunities Portfolio, Institutional Class	123,078	—	(123,078)	—	—	—		(260,147)	135,838
BlackRock Liquidity Funds, T-Fund, Institutional Class	535,307	—	(535,307)[2]	—	—	446		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	150,181	—	(150,181)	—	—	2,804		16,256	(19,260)
iShares 20+ Year Treasury Bond ETF	—	17,032	(2,400)	14,632	$1,757,303	8,001		(2,451)	(10,086)
iShares Edge MSCI Min Vol EAFE ETF	—	93,548	(14,920)	78,628	4,966,931	104,727		3,719	116,472
iShares Edge MSCI Min Vol USA ETF	—	114,927	(15,000)	99,927	4,575,657	30,789		4,920	142,084
iShares Edge MSCI Multifactor International ETF	—	154,000	(18,400)	135,600	3,244,908	26,436		12,100	171,328
iShares Edge MSCI Multifactor USA ETF	—	7,310	(7,310)	—	—	566		4,552	—
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	26,700	(500)	26,200	924,074	2,828		446	31,681
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	80,530	(7,100)	73,430	7,318,034	18,253		1,420	59,364
iShares Global REIT ETF	—	32,540	(7,352)	25,188	634,989	16,182		6,192	21,621
iShares International Developed Real Estate ETF	11,446	—	(11,446)	—	—	—		(38,433)	19,238
iShares TIPS Bond ETF	—	19,570	(3,650)	15,920	1,817,746	3,851		(619)	12,862
iShares U.S. Consumer Goods ETF	1,306	—	(1,306)	—	—	—		2,229	(6,217)
iShares U.S. Industrials ETF	1,388	—	(1,388)	—	—	—		27,182	(17,618)
iShares U.S. Real Estate ETF	4,172	—	(4,172)	—	—	—		(30,150)	16,683
Master Large Cap Growth Portfolio	$1,464,910	—	$(1,464,910)[2,3]	—	—	1,593		9,205	(220,904)
Master Small Cap Index Series	$890,020	—	$(890,020)[2,3]	—	—	936		(2,789)	(7,019)
Master Total Return Portfolio	$8,416,587	—	$(8,416,587)[2,3]	—	—	16,748		12,055	(96,966)
S&P 500 Index Master Portfolio	$828,667	—	$(828,667)[2,3]	—	—	1,731		314	(58,360)
SL Liquidity Series, LLC, Money Market Series	320,043	—	(320,043)[2]	—	—	11	[4]	—	—
Total					$25,239,642	$236,834		$(342,972)	$445,691

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2020 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$14,346,559	—	—	$14,346,559
Fixed Income Funds[1]	10,893,083	—	—	10,893,083

Total	$25,239,642	—	—	$25,239,642

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2017	3

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2025 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 69.8%
iShares Edge MSCI Min Vol EAFE ETF	81,832	$5,169,327
iShares Edge MSCI Min Vol USA ETF	99,061	4,536,003
iShares Edge MSCI Multifactor International ETF	192,997	4,618,418
iShares Edge MSCI Multifactor USA ETF	69,054	1,883,793
iShares Edge MSCI Multifactor USA Small-Cap ETF	23,662	834,559
iShares Global REIT ETF	58,913	1,485,197

		18,527,297

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 30.1%
iShares 20+ Year Treasury Bond ETF	13,367	$1,605,377
iShares Edge U.S. Fixed Income Balanced Risk ETF	49,218	4,905,066
iShares TIPS Bond ETF	13,093	1,494,959

		8,005,402

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)	55,395	55,395
Total Affiliated Investment Companies (Cost — $25,875,881*) — 100.1%		26,588,094
Liabilities in Excess of Other Assets — (0.1)%		(27,348)

Net Assets — 100.0%		$26,560,746

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$25,842,208

Gross unrealized appreciation	$754,775
Gross unrealized depreciation	(8,889)

Net unrealized appreciation	$745,886

BLACKROCK FUNDS II	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2025 Fund

(a)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	87,635	—	(87,635)	—	—	—		$(7,815)	$120,444
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	42,344	—	(42,344)	—	—	—		210,095	(221,528)
BlackRock Commodity Strategies Fund, Institutional Class	146,079	—	(146,079)	—	—	—		(213,440)	194,690
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	84,782	—	(84,782)	—	—	—		(59,072)	59,072
BlackRock Equity Dividend Fund, Class K	48,190	—	(48,190)	—	—	—		86,332	(36,258)
BlackRock Global Long/Short Credit Fund, Class K	110,663	—	(110,663)	—	—	—		35,412	19,654
BlackRock Global Long/Short Equity Fund, Class K	78,618	—	(78,618)	—	—	—		(18,082)	(39,839)
BlackRock Inflation Protected Bond Portfolio, Class K	140,918	—	(140,918)	—	—	$719		(81,331)	52,307
BlackRock International Opportunities Portfolio, Institutional Class	159,248	—	(159,248)	—	—	—		(353,285)	193,672
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,595,797	—	(1,540,402)[2]	55,395	$55,395	526		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	116,245	—	(116,245)	—	—	2,353		12,583	(14,907)
iShares 20+ Year Treasury Bond ETF	—	15,817	(2,450)	13,367	1,605,377	7,691		(229)	(8,889)
iShares Edge MSCI Min Vol EAFE ETF	—	92,900	(11,068)	81,832	5,169,327	112,037		3,778	120,440
iShares Edge MSCI Min Vol USA ETF	—	111,816	(12,755)	99,061	4,536,003	31,506		7,531	141,371
iShares Edge MSCI Multifactor International ETF	—	211,730	(18,733)	192,997	4,618,418	37,354		14,098	243,648
iShares Edge MSCI Multifactor USA ETF	—	86,198	(17,144)	69,054	1,883,793	7,727		11,119	85,439
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	23,800	(138)	23,662	834,559	2,554		99	28,612
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	51,968	(2,750)	49,218	4,905,066	12,209		640	40,489
iShares Global REIT ETF	—	66,290	(7,377)	58,913	1,485,197	34,415		7,325	50,965
iShares International Developed Real Estate ETF	24,432	1,016	(25,448)	—	—	—		(93,024)	50,331
iShares TIPS Bond ETF	—	15,680	(2,587)	13,093	1,494,959	3,123		216	10,138
iShares U.S. Consumer Goods ETF	1,369	—	(1,369)	—	—	—		2,337	(6,517)
iShares U.S. Industrials ETF	1,286	—	(1,286)	—	—	—		25,184	(16,323)
iShares U.S. Real Estate ETF	8,922	282	(9,204)	—	—	—		(44,420)	15,385
Master Large Cap Growth Portfolio	$2,088,841	—	$(2,088,841)[2,3]	—	—	2,339		13,440	(190,543)
Master Small Cap Index Series	$781,316	—	$(781,316)[2,3]	—	—	833		(2,476)	(52,331)
Master Total Return Portfolio	$5,622,546	—	$(5,622,546)[2,3]	—	—	11,587		8,053	(2,603)
S&P 500 Index Master Portfolio	$574,479	—	$(574,479)[2,3]	—	—	1,200		218	(14,113)
SL Liquidity Series, LLC, Money Market Series	684,412	—	(684,412)[2]	—	—	24	[4]	—	—
Total					$26,588,094	$268,197		$(434,714)	$822,806

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$18,527,297	—	—	$18,527,297
Fixed Income Funds[1]	8,005,402	—	—	8,005,402
Short-Term Securities	55,395	—	—	55,395

Total	$26,588,094	—	—	$26,588,094

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2017	3

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2030 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 80.1%
iShares Edge MSCI Min Vol EAFE ETF	57,232	$3,615,345
iShares Edge MSCI Min Vol USA ETF	73,258	3,354,484
iShares Edge MSCI Multifactor International ETF	177,606	4,250,112
iShares Edge MSCI Multifactor USA ETF	127,124	3,467,943
iShares Edge MSCI Multifactor USA Small-Cap ETF	16,300	574,901
iShares Global REIT ETF	69,055	1,740,876

		17,003,661

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 19.7%
iShares 20+ Year Treasury Bond ETF	8,920	$1,071,292
iShares Edge U.S. Fixed Income Balanced Risk ETF	23,035	2,295,668
iShares TIPS Bond ETF	7,257	828,604

		4,195,564

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)	21,560	21,560
Total Affiliated Investment Companies (Cost — $20,552,069*) — 99.9%		21,220,785
Other Assets Less Liabilities — 0.1%		16,666

Net Assets — 100.0%		$21,237,451

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,511,002

Gross unrealized appreciation	$714,048
Gross unrealized depreciation	(4,265)

Net unrealized appreciation	$709,783

BLACKROCK FUNDS II	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2030 Fund

(a)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	83,834	—	(83,834)	—	—	—		$(1,304)	$104,660
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,366	—	(44,366)	—	—	—		237,442	(249,974)
BlackRock Commodity Strategies Fund, Institutional Class	126,350	—	(126,350)	—	—	—		(195,329)	179,458
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	78,071	—	(78,071)	—	—	—		(53,821)	53,910
BlackRock Equity Dividend Fund, Class K	50,959	—	(50,959)	—	—	—		88,100	(39,541)
BlackRock Global Long/Short Credit Fund, Class K	89,207	—	(89,207)	—	—	—		28,546	(32,114)
BlackRock Global Long/Short Equity Fund, Class K	72,393	—	(72,393)	—	—	—		(16,548)	18,098
BlackRock Inflation Protected Bond Portfolio, Class K	82,101	—	(82,101)	—	—	$406		(41,260)	24,889
BlackRock International Opportunities Portfolio, Institutional Class	156,215	—	(156,215)	—	—	—		(291,386)	137,701
BlackRock Liquidity Funds, T-Fund, Institutional Class	510,248	—	(488,688)[2]	21,560	$21,560	368		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	93,758	—	(93,758)	—	—	1,898		10,149	(12,024)
iShares 20+ Year Treasury Bond ETF	—	10,720	(1,800)	8,920	1,071,292	4,684		(518)	(4,265)
iShares Edge MSCI Min Vol EAFE ETF	—	68,192	(10,960)	57,232	3,615,345	80,097		4,135	83,023
iShares Edge MSCI Min Vol USA ETF	—	86,828	(13,570)	73,258	3,354,483	24,061		8,842	105,173
iShares Edge MSCI Multifactor International ETF	—	201,160	(23,554)	177,606	4,250,112	34,974		18,405	224,480
iShares Edge MSCI Multifactor USA ETF	—	155,614	(28,490)	127,124	3,467,943	13,639		19,779	155,948
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	16,900	(600)	16,300	574,901	1,824		920	19,710
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	25,235	(2,200)	23,035	2,295,668	5,941		155	19,239
iShares Global REIT ETF	—	79,340	(10,285)	69,055	1,740,877	40,227		9,347	59,919
iShares International Developed Real Estate ETF	30,128	—	(30,128)	—	—	—		(107,615)	57,091
iShares TIPS Bond ETF	—	8,837	(1,580)	7,257	828,604	1,757		33	5,489
iShares U.S. Real Estate ETF	10,995	—	(10,995)	—	—	—		(27,250)	(8,241)
Master Large Cap Growth Portfolio	$1,998,140	—	$(1,998,140)[2,3]	—	—	2,167		12,529	(227,012)
Master Small Cap Index Series	$552,797	—	$(552,797)[2,3]	—	—	574		(1,711)	(45,112)
Master Total Return Portfolio	$3,266,128	—	$(3,266,128)[2,3]	—	—	6,499		4,678	(841,827)
S&P 500 Index Master Portfolio	$1,006,079	—	$(1,006,079)[2,3]	—	—	2,102		381	803,374
SL Liquidity Series, LLC, Money Market Series	843,504	—	(843,504)[2]	—	—	29	[4]	—	—
Total					$21,220,785	$221,247		$(293,301)	$592,052

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$17,003,661	—	—	$17,003,661
Fixed Income Funds[1]	4,195,564	—	—	4,195,564
Short-Term Securities	21,560	—	—	21,560

Total	$21,220,785	—	—	$21,220,785

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2017	3

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2035 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 89.3%
iShares Edge MSCI Min Vol EAFE ETF	39,946	$2,523,389
iShares Edge MSCI Min Vol USA ETF	55,849	2,557,326
iShares Edge MSCI Multifactor International ETF	156,910	3,754,856
iShares Edge MSCI Multifactor USA ETF	180,650	4,928,132
iShares Edge MSCI Multifactor USA Small-Cap ETF	10,800	380,916
iShares Global REIT ETF	77,730	1,959,573

		16,104,192

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 10.3%
iShares 20+ Year Treasury Bond ETF	6,144	$737,895
iShares Edge U.S. Fixed Income Balanced Risk ETF	7,197	717,253
iShares TIPS Bond ETF	3,541	404,311

		1,859,459

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)	204,771	204,771
Total Affiliated Investment Companies (Cost — $17,536,631*) — 100.7%		18,168,422
Liabilities in Excess of Other Assets — (0.7)%		(126,117)

Net Assets — 100.0%		$18,042,305

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$17,394,530

Gross unrealized appreciation	$776,339
Gross unrealized depreciation	(2,447)

Net unrealized appreciation	$773,892

BLACKROCK FUNDS II	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2035 Fund

(a)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	89,604	—	(89,604)	—	—	—		$(20,716)	$140,164
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	42,120	—	(42,120)	—	—	—		131,088	(142,647)
BlackRock Commodity Strategies Fund, Institutional Class	108,085	—	(108,085)	—	—	—		(112,450)	98,657
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	62,188	—	(62,188)	—	—	—		(43,574)	43,574
BlackRock Equity Dividend Fund, Class K	47,771	—	(47,771)	—	—	—		85,476	(36,329)
BlackRock Global Long/Short Credit Fund, Class K	48,075	—	(48,075)	—	—	—		15,384	(17,307)
BlackRock Global Long/Short Equity Fund, Class K	57,669	—	(57,669)	—	—	—		(13,264)	14,417
BlackRock Inflation Protected Bond Portfolio, Class K	40,771	—	(40,771)	—	—	$206		(17,132)	8,803
BlackRock International Opportunities Portfolio, Institutional Class	145,557	—	(145,557)	—	—	—		(359,779)	213,296
BlackRock Liquidity Funds, T-Fund, Institutional Class	601,171	—	(396,400)[2]	204,771	$204,771	326		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	50,528	—	(50,528)	—	—	1,023		5,469	(6,480)
iShares 20+ Year Treasury Bond ETF	—	7,244	(1,100)	6,144	737,895	2,940		14	(2,447)
iShares Edge MSCI Min Vol EAFE ETF	—	50,076	(10,130)	39,946	2,523,389	54,721		2,925	57,408
iShares Edge MSCI Min Vol USA ETF	—	68,869	(13,020)	55,849	2,557,326	17,545		4,596	76,965
iShares Edge MSCI Multifactor International ETF	—	180,310	(23,400)	156,910	3,754,856	30,523		15,734	195,870
iShares Edge MSCI Multifactor USA ETF	—	221,720	(41,070)	180,650	4,928,132	18,923		24,742	217,183
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	12,000	(1,200)	10,800	380,916	1,263		1,308	13,059
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	7,997	(800)	7,197	717,253	1,915		95	6,006
iShares Global REIT ETF	—	89,760	(12,030)	77,730	1,959,573	43,818		9,947	65,062
iShares International Developed Real Estate ETF	32,676	961	(33,637)	—	—	—		(127,627)	71,202
iShares TIPS Bond ETF	—	4,441	(900)	3,541	404,311	907		151	2,685
iShares U.S. Consumer Goods ETF	778	—	(778)	—	—	—		1,328	(3,704)
iShares U.S. Industrials ETF	609	—	(609)	—	—	—		11,926	(7,730)
iShares U.S. Real Estate ETF	11,940	207	(12,147)	—	—	—		(4,097)	(34,617)
Master Large Cap Growth Portfolio	$2,172,588	—	$(2,172,588)[2,3]	—	—	2,454		14,077	(61,102)
Master Small Cap Index Series	$386,880	—	$(386,880)[2,3]	—	—	409		(1,217)	(29,115)
Master Total Return Portfolio	$1,116,260	—	$(1,116,260)[2,3]	—	—	2,221		1,599	31,159
S&P 500 Index Master Portfolio	$580,234	—	$(580,234)[2,3]	—	—	1,212		219	(19,159)
SL Liquidity Series, LLC, Money Market Series	915,959	—	(915,959)[2]	—	—	32	[4]	—	—
Total					$18,168,422	$180,438		$(373,778)	$894,873

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$16,104,192	—	—	$16,104,192
Fixed Income Funds[1]	1,859,459	—	—	1,859,459
Short-Term Securities	204,771	—	—	204,771

Total	$18,168,422	—	—	$18,168,422

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2017	3

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2040 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 93.8%
iShares Edge MSCI Min Vol EAFE ETF	6,484	$409,594
iShares Edge MSCI Min Vol USA ETF	36,787	1,684,477
iShares Edge MSCI Multifactor International ETF	116,750	2,793,827
iShares Edge MSCI Multifactor USA ETF	240,636	6,564,550
iShares Edge MSCI Multifactor USA Small-Cap ETF	7,170	252,886
iShares Global REIT ETF	76,070	1,917,725

		13,623,059

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 6.0%
iShares 20+ Year Treasury Bond ETF	2,027	$243,443
iShares Edge U.S. Fixed Income Balanced Risk ETF	5,013	499,596
iShares TIPS Bond ETF	1,090	124,456

		867,495
Total Affiliated Investment Companies (Cost — $13,893,512*) — 99.8%		14,490,554
Other Assets Less Liabilities — 0.2%		24,318

Net Assets — 100.0%		$14,514,872

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$13,867,452

Gross unrealized appreciation	$624,339
Gross unrealized depreciation	(1,237)

Net unrealized appreciation	$623,102

BLACKROCK FUNDS II	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2040 Fund

(a)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	85,772	—	(85,772)	—	—	—		$(33,139)	$144,104
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,055	—	(46,055)	—	—	—		150,549	(163,185)
BlackRock Commodity Strategies Fund, Institutional Class	99,682	—	(99,682)	—	—	—		(129,973)	117,499
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	55,027	—	(55,027)	—	—	—		(38,360)	38,360
BlackRock Equity Dividend Fund, Class K	52,841	—	(52,841)	—	—	—		94,180	(41,215)
BlackRock Global Long/Short Credit Fund, Class K	39,428	—	(39,428)	—	—	—		12,617	(14,194)
BlackRock Global Long/Short Equity Fund, Class K	51,028	—	(51,028)	—	—	—		(11,737)	12,756
BlackRock Inflation Protected Bond Portfolio, Class K	15,064	—	(15,064)	—	—	$78		(631)	(2,532)
BlackRock International Opportunities Portfolio, Institutional Class	142,655	—	(142,655)	—	—	—		(348,995)	207,482
BlackRock Liquidity Funds, T-Fund, Institutional Class	277,852	—	(277,852)[2]	—	—	234		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	41,518	—	(41,518)	—	—	840		4,494	(5,325)
iShares 20+ Year Treasury Bond ETF	—	3,197	(1,170)	2,027	$243,443	1,495		(1,265)	(1,236)
iShares Edge MSCI Min Vol EAFE ETF	—	22,174	(15,690)	6,484	409,594	24,141		(5,237)	9,699
iShares Edge MSCI Min Vol USA ETF	—	46,897	(10,110)	36,787	1,684,477	11,576		3,313	53,295
iShares Edge MSCI Multifactor International ETF	—	132,300	(15,550)	116,750	2,793,827	23,285		12,175	149,078
iShares Edge MSCI Multifactor USA ETF	—	287,636	(47,000)	240,636	6,564,550	24,204		22,908	304,826
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	8,820	(1,650)	7,170	252,886	925		2,334	8,670
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	5,013	—	5,013	499,596	—		—	3,016
iShares Global REIT ETF	—	88,470	(12,400)	76,070	1,917,725	44,304		10,313	68,765
iShares International Developed Real Estate ETF	35,454	—	(35,454)	—	—	—		(146,840)	87,384
iShares TIPS Bond ETF	—	1,830	(740)	1,090	124,456	305		42	929
iShares U.S. Real Estate ETF	12,941	—	(12,941)	—	—	—		(6,586)	(35,186)
Master Large Cap Growth Portfolio	$2,054,603	—	$(2,054,603)[2,3]	—	—	2,297		13,560	(109,539)
Master Small Cap Index Series	$301,983	—	$(301,983)[2,3]	—	—	307		(914)	(23,765)
S&P 500 Index Master Portfolio	$283,737	—	$(283,737)[2,3]	—	—	593		108	(13,834)
SL Liquidity Series, LLC, Money Market Series	992,754	—	(992,754)[2]	—	—	34	[4]	—	—
Total					$14,490,554	$134,618		$(397,084)	$795,852

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$13,623,059	—	—	$13,623,059
Fixed Income Funds[1]	867,495	—	—	867,495

Total	$14,490,554	—	—	$14,490,554

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2017	3

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2045 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 98.0%
iShares Edge MSCI Min Vol EAFE ETF	8,152	$514,962
iShares Edge MSCI Min Vol USA ETF	8,559	391,917
iShares Edge MSCI Multifactor International ETF	128,719	3,080,246
iShares Edge MSCI Multifactor USA ETF	197,893	5,398,521
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,400	190,458
iShares Global REIT ETF	68,355	1,723,229

		11,299,333

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 1.1%
iShares 20+ Year Treasury Bond ETF	775	$93,077
iShares TIPS Bond ETF	282	32,199

		125,276

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)	35,777	35,777
Total Affiliated Investment Companies (Cost — $10,960,955*) — 99.4%		11,460,386
Other Assets Less Liabilities — 0.6%		67,428

Net Assets — 100.0%		$11,527,814

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,955,853

Gross unrealized appreciation	$504,857
Gross unrealized depreciation	(324)

Net unrealized appreciation	$504,533

BLACKROCK FUNDS II	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2045 Fund

(a)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	61,001	—	(61,001)	—	—	—		$(22,793)	$105,144
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	34,741	—	(34,741)	—	—	—		82,588	(91,968)
BlackRock Commodity Strategies Fund, Institutional Class	78,655	—	(78,655)	—	—	—		(74,556)	64,457
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	39,532	—	(39,532)	—	—	—		(28,372)	28,372
BlackRock Equity Dividend Fund, Class K	39,883	—	(39,883)	—	—	—		73,223	(30,947)
BlackRock Global Long/Short Equity Fund, Class K	36,659	—	(36,659)	—	—	—		(8,431)	9,165
BlackRock Inflation Protected Bond Portfolio, Class K	2,879	—	(2,879)	—	—	$233		(121)	(484)
BlackRock International Opportunities Portfolio, Institutional Class	114,607	1,083	(115,690)	—	—	—		(320,858)	204,466
BlackRock Liquidity Funds, T-Fund, Institutional Class	545,906	—	(510,129)[2]	35,777	$35,777	15		—	—
iShares 20+ Year Treasury Bond ETF	—	945	(170)	775	93,077	424		3	(325)
iShares Edge MSCI Min Vol EAFE ETF	—	11,192	(3,040)	8,152	514,962	9,813		638	12,583
iShares Edge MSCI Min Vol USA ETF	—	11,899	(3,340)	8,559	391,917	2,242		146	10,517
iShares Edge MSCI Multifactor International ETF	—	152,779	(24,060)	128,719	3,080,246	25,954		16,577	163,164
iShares Edge MSCI Multifactor USA ETF	—	247,263	(49,370)	197,893	5,398,521	21,132		30,748	246,183
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	7,000	(1,600)	5,400	190,458	755		2,166	6,530
iShares Global REIT ETF	—	81,445	(13,090)	68,355	1,723,229	39,844		10,707	60,542
iShares International Developed Real Estate ETF	30,273	1,144	(31,417)	—	—	—		(124,781)	72,075
iShares TIPS Bond ETF	—	302	(20)	282	32,199	73		(2)	237
iShares U.S. Consumer Goods ETF	544	—	(544)	—	—	—		929	(2,589)
iShares U.S. Industrial ETF	693	—	(693)	—	—	—		13,571	(8,796)
iShares U.S. Real Estate ETF	11,071	299	(11,370)	—	—	—		(16,054)	(19,931)
Master Large Cap Growth Portfolio	$1,479,347	—	$(1,479,347)[2,3]	—	—	1,695		9,696	(81,240)
Master Small Cap Index Series	$223,317	—	$(223,317)[2,3]	—	—	238		(708)	(17,733)
S&P 500 Index Master Portfolio	$274,807	—	$(274,807)[2,3]	—	—	574		104	(13,399)
SL Liquidity Series, LLC, Money Market Series	849,316	—	(849,316)[2]	—	—	29	[4]	—	—
Total					$11,460,386	$103,021		$(355,580)	$716,023

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$11,299,333	—	—	$11,299,333
Fixed Income Funds[1]	125,276	—	—	125,276
Short-Term Securities	35,777	—	—	35,777

Total	$11,460,386	—	—	$11,460,386

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2017	3

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2050 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 98.6%
iShares Edge MSCI Min Vol EAFE ETF	3,595	$227,096
iShares Edge MSCI Min Vol USA ETF	1,420	65,022
iShares Edge MSCI Multifactor International ETF	142,529	3,410,719
iShares Edge MSCI Multifactor USA ETF	225,302	6,146,238
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,900	208,093
iShares Global REIT ETF	75,429	1,901,565

		11,958,733

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 0.9%
iShares 20+ Year Treasury Bond ETF	91	$10,929
iShares Edge U.S. Fixed Income Balanced Risk ETF	1,060	105,640

		116,569

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)	47,067	47,067
Total Affiliated Investment Companies (Cost — $11,577,463*) — 99.9%		12,122,369
Other Assets Less Liabilities — 0.1%		7,107

Net Assets — 100.0%		$12,129,476

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,550,222

Gross unrealized appreciation	$572,215
Gross unrealized depreciation	(68)

Net unrealized appreciation	$572,147

BLACKROCK FUNDS II	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2050 Fund

(a)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	59,553	—	(59,553)	—	—	—		$(11,868)	$88,649
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	40,930	—	(40,930)	—	—	—		77,613	(88,786)
BlackRock Commodity Strategies Fund, Institutional Class	80,377	—	(80,377)	—	—	—		(66,987)	56,936
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	40,335	—	(40,335)	—	—	—		(29,727)	29,774
BlackRock Equity Dividend Fund, Class K	45,958	—	(45,958)	—	—	—		83,239	(35,420)
BlackRock Global Long/Short Equity Fund, Class K	37,406	—	(37,406)	—	—	—		(8,550)	9,351
BlackRock International Opportunities Portfolio, Institutional Class	116,895	—	(116,895)	—	—	—		(316,325)	199,261
BlackRock Liquidity Funds, T-Fund, Institutional Class	58,028	—	(10,961)[2]	47,067	$47,067	$181		—	—
iShares 20+ Year Treasury Bond ETF	—	131	(40)	91	10,929	65		(14)	(68)
iShares Edge MSCI Min Vol EAFE ETF	—	5,315	(1,720)	3,595	227,096	2,468		(244)	5,531
iShares Edge MSCI Min Vol USA ETF	—	2,770	(1,350)	1,420	65,022	66		(2)	587
iShares Edge MSCI Multifactor International ETF	—	156,215	(13,686)	142,529	3,410,719	28,181		11,884	181,995
iShares Edge MSCI Multifactor USA ETF	—	258,802	(33,500)	225,302	6,146,238	23,380		21,443	281,714
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	6,900	(1,000)	5,900	208,093	745		1,375	7,134
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	1,100	(40)	1,060	105,640	264		14	883
iShares Global REIT ETF	—	83,494	(8,065)	75,429	1,901,565	41,977		5,207	67,130
iShares International Developed Real Estate ETF	31,365	456	(31,821)	—	—	—		(129,628)	76,257
iShares U.S. Consumer Goods ETF	377	—	(377)	—	—	—		644	(1,795)
iShares U.S. Industrials ETF	656	—	(656)	—	—	—		12,847	(8,326)
iShares U.S. Real Estate ETF	11,368	136	(11,504)	—	—	—		(18,709)	(18,100)
Master Large Cap Growth Portfolio	$1,444,555	—	$(1,444,555)[2,3]	—	—	1,602		9,223	(41,038)
Master Small Cap Index Series	$228,143	—	$(228,143)[2,3]	—	—	234		(696)	(18,417)
S&P 500 Index Master Portfolio	$334,613	—	$(334,613)[2,3]	—	—	699		127	(5,269)
SL Liquidity Series, LLC, Money Market Series	872,098	—	(872,098)[2]	—	—	30	[4]	—	—
Total					$12,122,369	$99,892		$(359,134)	$787,983

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$11,958,733	—	—	$11,958,733
Fixed Income Funds[1]	116,569	—	—	116,569
Short-Term Securities	47,067	—	—	47,067

Total	$12,122,369	—	—	$12,122,369

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2017	3

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2055 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 97.9%
iShares Edge MSCI Min Vol EAFE ETF	1,112	$70,245
iShares Edge MSCI Min Vol USA ETF	540	24,727
iShares Edge MSCI Multifactor International ETF	47,170	1,128,778
iShares Edge MSCI Multifactor USA ETF	74,991	2,045,754
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,800	63,486
iShares Global REIT ETF	24,985	629,872

		3,962,862

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 1.0%
iShares 20+ Year Treasury Bond ETF	40	$4,804
iShares Edge U.S. Fixed Income Balanced Risk ETF	330	32,888

		37,692

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)	623	623
Total Affiliated Investment Companies (Cost — $3,824,978*) — 98.9%		4,001,177
Other Assets Less Liabilities — 1.1%		45,535

Net Assets — 100.0%		$4,046,712

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,819,899

Gross unrealized appreciation	$181,308
Gross unrealized depreciation	(30)

Net unrealized appreciation	$181,278

BLACKROCK FUNDS II	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2055 Fund

(a)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	16,592	—	(16,592)	—	—	—		$3,881	$18,519
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9,781	—	(9,781)	—	—	—		(8,828)	6,187
BlackRock Commodity Strategies Fund, Institutional Class	23,304	—	(23,304)	—	—	—		(14,953)	11,948
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	2,314	—	(2,314)	—	—	—		(1,557)	1,557
BlackRock Equity Dividend Fund, Class K	11,061	—	(11,061)	—	—	—		19,953	(8,229)
BlackRock Global Long/Short Equity Fund, Class K	2,152	—	(2,152)	—	—	—		(495)	538
BlackRock International Opportunities Portfolio, Institutional Class	34,419	557	(34,976)	—	—	—		(88,182)	53,089
BlackRock Liquidity Funds, T-Fund, Institutional Class	335,312	—	(334,689)[2]	623	$623	$96		—	—
iShares 20+ Year Treasury Bond ETF	—	40	—	40	4,804	22		—	(30)
iShares Edge MSCI Min Vol EAFE ETF	—	1,582	(470)	1,112	70,245	1,174		(77)	1,737
iShares Edge MSCI Min Vol USA ETF	—	740	(200)	540	24,727	25		(24)	319
iShares Edge MSCI Multifactor International ETF	—	49,570	(2,400)	47,170	1,128,778	8,576		1,041	59,018
iShares Edge MSCI Multifactor USA ETF	—	81,801	(6,810)	74,991	2,045,754	7,283		2,767	91,522
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	2,100	(300)	1,800	63,486	227		413	2,176
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	330	—	330	32,888	79		—	275
iShares Global REIT ETF	—	26,505	(1,520)	24,985	629,872	12,990		507	21,181
iShares International Developed Real Estate ETF	9,203	456	(9,659)	—	—	—		(44,177)	27,972
iShares U.S. Consumer Goods ETF	396	—	(396)	—	—	—		676	(1,885)
iShares U.S. Financials ETF	317	—	(317)	—	—	—		9,889	(7,714)
iShares U.S. Industrials ETF	335	—	(335)	—	—	—		6,560	(4,252)
iShares U.S. Real Estate ETF	3,366	126	(3,492)	—	—	—		(11,777)	807
iShares U.S. Technology ETF	143	—	(143)	—	—	—		1,587	(1,550)
Master Large Cap Growth Portfolio	$382,542	—	$(382,542)[2,3]	—	—	453		2,576	(25,999)
Master Small Cap Index Series	$65,966	—	$(65,966)[2,3]	—	—	71		(211)	(3,740)
S&P 500 Index Master Portfolio	$84,747	—	$(84,747)[2,3]	—	—	177		32	(13,015)
SL Liquidity Series, LLC, Money Market Series	258,204	—	(258,204)[2]	—	—	9	[4]	—	—
Total					$4,001,177	$31,182		$(120,399)	$230,431

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$3,962,862	—	—	$3,962,862
Fixed Income Funds[1]	37,692	—	—	37,692
Short-Term Securities	623	—	—	623

Total	$4,001,177	—	—	$4,001,177

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2017	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 23, 2017